U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, WI 53202

May 4, 2005

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:	KINETICS MUTUAL FUNDS, INC., on behalf of each of its series
Post-Effective Amendment No. 18 to the Registration Statement
(Reg. No.333-78275 and ICA No. 811-09303) on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Corporation hereby certifies that the definitive form of prospectuses and statement of additional information (“SAI”), each dated April 29, 2005, that would have been filed under Rule 497(c), does not differ from the form of prospectuses and SAI contained in the most recent registration statement for the Corporation. This registration statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 18 on April 29, 2005.

If you have any questions, regarding this filing, please call the undersigned at (414) 765-5344.

Very truly yours,

/s/ Chad E. Fickett

Chad E. Fickett
For U.S. Bancorp Fund Services, LLC

cc: Mary Jo Reilly, Drinker Biddle & Reath, LLP